RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
May 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Nature of transactions

KDS Steel Pte Ltd(1)
- Logistics services	802	789	710
- Utilities	71	72	72
- Other income	4	-	-

E U Holdings Pte. Ltd.(2)
- Management fees	267	263	266
- Professional fees	1	-	-

Filtec Private Limited(3)
- Sales	1	-	-
- Upkeep of machinery	*	-	-
- Upkeep of motor vehicles	*	-	-

*	The figures are insignificant.

These related parties are controlled by the common shareholders of the Company.

(1)	E U Holdings Pte. Ltd. is the shareholders of Jurong Barrels and KDS.
(2)	E U Holdings Pte. Ltd. is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
(3)	Filtec Private Limited is a company incorporated in Singapore and Soon Aik Global Pte Ltd is the ultimate controlling shareholder of Filtec Private Limited. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.